Telematics Devices, Improvements, and Equipment, Net	12 Months Ended
Dec. 31, 2020
Telematics Devices Improvements And Equipment [Abstract]
Telematics Devices, Improvements, and Equipment, Net

4. Telematics Devices, Improvements, and Equipment, Net

Telematics devices, improvements, and equipment consist of the following (in thousands):

	December 31,
	2019	2020
Telematics devices	$14,061	$14,018
Equipment	2,102	2,677
Leasehold improvements	2,785	7,324
Property and equipment, gross	18,948	24,019
Less accumulated depreciation and amortization	(8,378)	(11,303)
Telematics devices, improvements, and equipment, net	$10,570	$12,716

For the years ended December 31, 2019 and 2020, total depreciation and amortization expense was approximately $3.3 million, and $4.0 million respectively, included as part of policy servicing expense and other expense on the Company’s consolidated statements of operations.

The Company has one major vendor that supplies all telematics devices. The Company expects to maintain this relationship with the vendor for the foreseeable future. As of December 31, 2019 and 2020, the Company had approximately 48,800 and 49,200 telematics devices available to send to policyholders, respectively.